Net Income/(Loss) Per Share - Computation of Basic and Diluted Net Income/(Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		May 31, 2024	May 31, 2023	May 31, 2022
Numerator:
Net income/(loss) attributable to New Oriental Education & Technology Group Inc.'s shareholders - basic		$ 309,591	$ 177,341	$ (1,187,721)
Net income/(loss) attributable to New Oriental Education & Technology Group Inc.'s shareholders - diluted		$ 308,443	$ 173,732	$ (1,187,721)
Denominator
Weighted average common shares outstanding basic		1,653,597,432	1,678,264,547	1,696,419,232
Plus: incremental weighted average common shares from assumed vesting of NES using the treasury stock method		15,902,520	7,367,440
Weighted average common shares outstanding diluted		1,669,499,952	1,685,631,987	1,696,419,232
Net income/(loss) per common share
- Basic		$ 0.19	$ 0.11	$ (0.7)
- Diluted	[1]	$ 0.18	$ 0.1	$ (0.7)

[1]	For the year ended May 31, 2024, the computation of diluted net income/(loss) per common share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in income per common share amounts or a decrease in loss per common share amounts) on net income/(loss) attributable to New Oriental Education & Technology Group Inc.’s shareholders - diluted.